Statements Of Changes In Shareholders' Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Shareholders' Equity [Abstract]
Accumulated other comprehensive income (loss), foreign currency translation adjustments	$ (1,213)	$ 5,731	$ 5,596
Accumulated other comprehensive income (loss), unrealized gains on marketable securities, net of tax	2,490	2,522	3,638
Accumulated other comprehensive income (loss), unrealized gains (losses) on derivative instruments, net of tax	$ (3,172)	$ 2,323	$ (649)